Fair Value (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value
Total gains (losses) from changes in estimated fair values included in earnings	$ 44,717	$ 164,562	$ 3,722
PennyMac Mortgage Investment Trust
Net gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value
Excess servicing spread financing at fair value to affiliate	(2,423)
Change in fair value of mortgage loans held for sale at fair value
Net gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value
Total gains (losses) from changes in estimated fair values included in earnings	49,559	171,236	13,029
Net servicing income
Net gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value
Total gains (losses) from changes in estimated fair values included in earnings	(4,842)	(6,674)	(9,307)
Net servicing income | PennyMac Mortgage Investment Trust
Net gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value
Excess servicing spread financing at fair value to affiliate	(2,423)
Mortgage loans held for sale at fair value
Net gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value
Total gains (losses) from changes in estimated fair values included in earnings	49,559	171,236	13,029
Mortgage loans held for sale at fair value | Change in fair value of mortgage loans held for sale at fair value
Net gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value
Total gains (losses) from changes in estimated fair values included in earnings	49,559	171,236	13,029
Mortgage servicing rights
Net gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value
Total gains (losses) from changes in estimated fair values included in earnings	(4,842)	(6,674)	(9,307)
Mortgage servicing rights | Net servicing income
Net gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value
Total gains (losses) from changes in estimated fair values included in earnings	$ (4,842)	$ (6,674)	$ (9,307)